NON-CURRENT AND CURRENT FINANCIAL LIABILITIES - Warrants (Details) - Warrants	12 Months Ended
Dec. 31, 2025
FINANCIAL LIABILITIES AND WARRANTS
Exercisable term of warrants	30 days
Expiration term of warrants	5 years